Distribution Date:	06/17/26	BMO 2023-5C2 MORTGAGE TRUST
Determination Date:	06/11/26
Next Distribution Date:	07/17/26
Record Date:	05/29/26	Commercial Mortgage Pass-Through Certificates
Series 2023-5C2

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	BMO Commercial Mortgage Securities LLC c/o BMO Capital
			Markets Corp.
Certificate Factor Detail	3		Attention: Paul Vanderslice, Michael Birajiclian and David Schell		Paul.Vanderslice@bmo.com,
Certificate Interest Reconciliation Detail	4				Michael.Birajiclian@bmo.com and
					David.Schell@bmo.com
Additional Information	5		151 West 42nd Street | New York, NY 10036 | United States
Bond / Collateral Reconciliation - Cash Flows	6	Certificate Administrator	Computershare Trust Company, N.A.
Bond / Collateral Reconciliation - Balances	7		Corporate Trust Services (CMBS)		cctcmbsbondadmin@computershare.com;
Current Mortgage Loan and Property Stratification	8-12				trustadministrationgroup@computershare.com
			9062 Old Annapolis Road | Columbia, MD 21045 | United States
Mortgage Loan Detail (Part 1)	13-14
		Master Servicer	KeyBank National Association
Mortgage Loan Detail (Part 2)	15-16		Attention: Michael A. Tilden		michael_a_tilden@keybank.com
Principal Prepayment Detail	17		11501 Outlook Street, Suite 300 | Overland Park, KS 66211 | United States
Historical Detail	18	Special Servicer	Greystone Servicing Company LLC
Delinquency Loan Detail	19		Attention: Amy Dixon, General Counsel		amy.dixon@greyco.com
Collateral Stratification and Historical Detail	20		5221 N. O’Connor Blvd., Suite 800 | Irving, TX 75039 | United States
Specially Serviced Loan Detail - Part 1	21	Operating Advisor & Asset	BellOak, LLC
		Representations Reviewer
Specially Serviced Loan Detail - Part 2	22		Attention: Reporting		Reporting@belloakadvisors.com
Modified Loan Detail	23		200 N. Pacific Coast Highway, Suite 1400 | El Segundo, CA 90245 | United States
Historical Liquidated Loan Detail	24	Trustee	Wilmington Trust, National Association
Historical Bond / Collateral Loss Reconciliation Detail	25		Attention: CMBS Trustee	(302) 636-4140	CMBSTrustee@wilmingtontrust.com
Interest Shortfall Detail - Collateral Level	26		1100 North Market Street | Wilmington, DE 19890 | United States
		Controlling Class	LD III Sub XIV, LLC
Supplemental Notes	27	Representative
			-

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 27

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	05610QAA1	6.800930%	600,000.00	275,906.89	10,414.27	1,563.69	0.00	0.00	11,977.96	265,492.62	30.01%	30.00%
A-2	05610QAB9	6.672670%	101,000,000.00	101,000,000.00	0.00	561,616.39	0.00	0.00	561,616.39	101,000,000.00	30.01%	30.00%
A-3	05610QAC7	7.296241%	426,557,000.00	426,557,000.00	0.00	2,593,552.36	0.00	0.00	2,593,552.36	426,557,000.00	30.01%	30.00%
A-S	05610QAF0	7.485341%	99,030,000.00	99,030,000.00	0.00	617,727.80	0.00	0.00	617,727.80	99,030,000.00	16.88%	16.88%
B	05610QAG8	7.485341%	33,010,000.00	33,010,000.00	0.00	205,909.27	0.00	0.00	205,909.27	33,010,000.00	12.51%	12.50%
C	05610QAH6	7.485341%	26,408,000.00	26,408,000.00	0.00	164,727.41	0.00	0.00	164,727.41	26,408,000.00	9.00%	9.00%
D	05610QAQ6	5.000000%	15,090,000.00	15,090,000.00	0.00	62,875.00	0.00	0.00	62,875.00	15,090,000.00	7.00%	7.00%
E	05610QAS2	5.485341%	7,545,000.00	7,545,000.00	0.00	34,489.08	0.00	0.00	34,489.08	7,545,000.00	6.00%	6.00%
F	05610QAU7	5.485341%	10,375,000.00	10,375,000.00	0.00	47,425.35	0.00	0.00	47,425.35	10,375,000.00	4.63%	4.63%
G-RR	05610QAW3	7.485341%	12,260,000.00	12,260,000.00	0.00	76,475.24	0.00	0.00	76,475.24	12,260,000.00	3.00%	3.00%
J-RR*	05610QAY9	7.485341%	22,636,275.00	22,636,275.00	0.00	134,816.45	0.00	0.00	134,816.45	22,636,275.00	0.00%	0.00%
VRR Interest	N/A	7.485341%	22,534,323.00	22,524,643.59	311.03	140,313.21	0.00	0.00	140,624.24	22,524,332.56	0.00%	0.00%
R	05610QBA0	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			777,045,598.00	776,711,825.48	10,725.30	4,641,491.25	0.00	0.00	4,652,216.55	776,701,100.18

X-A	05610QAD5	0.308678%	528,157,000.00	527,832,906.88	0.00	135,775.48	0.00	0.00	135,775.48	527,822,492.62
X-D	05610QAJ2	2.485341%	15,090,000.00	15,090,000.00	0.00	31,253.17	0.00	0.00	31,253.17	15,090,000.00
X-E	05610QAL7	2.000000%	7,545,000.00	7,545,000.00	0.00	12,575.00	0.00	0.00	12,575.00	7,545,000.00
X-F	05610QAN3	2.000000%	10,375,000.00	10,375,000.00	0.00	17,291.67	0.00	0.00	17,291.67	10,375,000.00
Notional SubTotal			561,167,000.00	560,842,906.88	0.00	196,895.32	0.00	0.00	196,895.32	560,832,492.62

Deal Distribution Total					10,725.30	4,838,386.57	0.00	0.00	4,849,111.87

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 27

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	05610QAA1	459.84481667	17.35711667	2.60615000	0.00000000	0.00000000	0.00000000	0.00000000	19.96326667	442.48770000
A-2	05610QAB9	1,000.00000000	0.00000000	5.56055832	0.00000000	0.00000000	0.00000000	0.00000000	5.56055832	1,000.00000000
A-3	05610QAC7	1,000.00000000	0.00000000	6.08020115	0.00000000	0.00000000	0.00000000	0.00000000	6.08020115	1,000.00000000
A-S	05610QAF0	1,000.00000000	0.00000000	6.23778451	0.00000000	0.00000000	0.00000000	0.00000000	6.23778451	1,000.00000000
B	05610QAG8	1,000.00000000	0.00000000	6.23778461	0.00000000	0.00000000	0.00000000	0.00000000	6.23778461	1,000.00000000
C	05610QAH6	1,000.00000000	0.00000000	6.23778438	0.00000000	0.00000000	0.00000000	0.00000000	6.23778438	1,000.00000000
D	05610QAQ6	1,000.00000000	0.00000000	4.16666667	0.00000000	0.00000000	0.00000000	0.00000000	4.16666667	1,000.00000000
E	05610QAS2	1,000.00000000	0.00000000	4.57111730	0.00000000	0.00000000	0.00000000	0.00000000	4.57111730	1,000.00000000
F	05610QAU7	1,000.00000000	0.00000000	4.57111807	0.00000000	0.00000000	0.00000000	0.00000000	4.57111807	1,000.00000000
G-RR	05610QAW3	1,000.00000000	0.00000000	6.23778467	0.00000000	0.00000000	0.00000000	0.00000000	6.23778467	1,000.00000000
J-RR	05610QAY9	1,000.00000000	0.00000000	5.95577011	0.28201460	3.30169562	0.00000000	0.00000000	5.95577011	1,000.00000000
VRR Interest	N/A	999.57045925	0.01380250	6.22664413	0.00846087	0.09905467	0.00000000	0.00000000	6.24044663	999.55665675
R	05610QBA0	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	05610QAD5	999.38636973	0.00000000	0.25707409	0.00000000	0.00000000	0.00000000	0.00000000	0.25707409	999.36665162
X-D	05610QAJ2	1,000.00000000	0.00000000	2.07111796	0.00000000	0.00000000	0.00000000	0.00000000	2.07111796	1,000.00000000
X-E	05610QAL7	1,000.00000000	0.00000000	1.66666667	0.00000000	0.00000000	0.00000000	0.00000000	1.66666667	1,000.00000000
X-F	05610QAN3	1,000.00000000	0.00000000	1.66666699	0.00000000	0.00000000	0.00000000	0.00000000	1.66666699	1,000.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 27

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	05/01/26 - 05/30/26	30	0.00	1,563.69	0.00	1,563.69	0.00	0.00	0.00	1,563.69	0.00
A-2	05/01/26 - 05/30/26	30	0.00	561,616.39	0.00	561,616.39	0.00	0.00	0.00	561,616.39	0.00
A-3	05/01/26 - 05/30/26	30	0.00	2,593,552.36	0.00	2,593,552.36	0.00	0.00	0.00	2,593,552.36	0.00
X-A	05/01/26 - 05/30/26	30	0.00	135,775.48	0.00	135,775.48	0.00	0.00	0.00	135,775.48	0.00
A-S	05/01/26 - 05/30/26	30	0.00	617,727.80	0.00	617,727.80	0.00	0.00	0.00	617,727.80	0.00
B	05/01/26 - 05/30/26	30	0.00	205,909.27	0.00	205,909.27	0.00	0.00	0.00	205,909.27	0.00
C	05/01/26 - 05/30/26	30	0.00	164,727.41	0.00	164,727.41	0.00	0.00	0.00	164,727.41	0.00
X-D	05/01/26 - 05/30/26	30	0.00	31,253.17	0.00	31,253.17	0.00	0.00	0.00	31,253.17	0.00
X-E	05/01/26 - 05/30/26	30	0.00	12,575.00	0.00	12,575.00	0.00	0.00	0.00	12,575.00	0.00
X-F	05/01/26 - 05/30/26	30	0.00	17,291.67	0.00	17,291.67	0.00	0.00	0.00	17,291.67	0.00
D	05/01/26 - 05/30/26	30	0.00	62,875.00	0.00	62,875.00	0.00	0.00	0.00	62,875.00	0.00
E	05/01/26 - 05/30/26	30	0.00	34,489.08	0.00	34,489.08	0.00	0.00	0.00	34,489.08	0.00
F	05/01/26 - 05/30/26	30	0.00	47,425.35	0.00	47,425.35	0.00	0.00	0.00	47,425.35	0.00
G-RR	05/01/26 - 05/30/26	30	0.00	76,475.24	0.00	76,475.24	0.00	0.00	0.00	76,475.24	0.00
J-RR	05/01/26 - 05/30/26	30	67,930.59	141,200.21	0.00	141,200.21	6,383.76	0.00	0.00	134,816.45	74,738.09
VRR Interest	05/01/26 - 05/30/26	30	2,028.82	140,503.87	0.00	140,503.87	190.66	0.00	0.00	140,313.21	2,232.13
Totals			69,959.41	4,844,960.99	0.00	4,844,960.99	6,574.42	0.00	0.00	4,838,386.57	76,970.22

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 27

	Additional Information
Total Available Distribution Amount (1)	4,849,111.87
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 5 of 27

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	4,857,052.76	Master Servicing Fee	2,657.02
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	7,013.01
Interest Adjustments	0.00	Trustee Fee	391.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	334.42
ARD Interest	0.00	Operating Advisor Fee	1,244.03
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	193.96
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	4,857,052.76	Total Fees	11,833.44

Principal		Expenses/Reimbursements
Scheduled Principal	10,725.30	Reimbursement for Interest on Advances	735.98
Unscheduled Principal Collections		ASER Amount	0.00
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	6,096.77
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Principal Adjustments	0.00	Taxes Imposed on Trust Fund	0.00
		Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	10,725.30	Total Expenses/Reimbursements	6,832.75

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	4,838,386.57
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	10,725.30
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Initial Interest Deposit Amount	0.00	Borrower Option Extension Fees	0.00

Total Other Collected	0.00	Total Payments to Certificateholders and Others	4,849,111.87
Total Funds Collected	4,867,778.06	Total Funds Distributed	4,867,778.06

© 2021 Computershare. All rights reserved. Confidential.			Page 6 of 27

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	776,711,825.83	776,711,825.83	Beginning Certificate Balance	776,711,825.48
(-) Scheduled Principal Collections	10,725.30	10,725.30	(-) Principal Distributions	10,725.30
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	776,701,100.53	776,701,100.53	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	776,711,825.83	776,711,825.83	Ending Certificate Balance	776,701,100.18
Ending Actual Collateral Balance	776,701,100.53	776,701,100.53

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	(0.35)
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	(0.35)
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	7.49%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 7 of 27

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
Defeased	8	155,000,000.00	19.96%	28	7.0395	NAP	Defeased	8	155,000,000.00	19.96%	28	7.0395	NAP
4,999,999 or less	6	23,919,275.52	3.08%	27	7.4367	1.625169	1.49 or less	28	472,711,575.01	60.86%	28	7.2936	1.247993
5,000,000 to 9,999,999	12	83,350,575.01	10.73%	27	7.7363	1.322842	1.50 to 1.59	0	0.00	0.00%	0	0.0000	0.000000
10,000,000 to 19,999,999	8	112,661,250.00	14.51%	26	7.4303	1.445984	1.60 to 1.69	4	39,939,000.00	5.14%	25	7.5281	1.625143
20,000,000 to 29,999,999	8	180,270,000.00	23.21%	28	7.5583	1.578297	1.70 to 1.79	1	4,200,000.00	0.54%	29	8.5550	1.700000
30,000,000 to 39,999,999	2	61,500,000.00	7.92%	29	8.1924	1.741707	1.80 to 1.89	2	41,786,250.00	5.38%	28	7.0057	1.880000
40,000,000 or higher	3	160,000,000.00	20.60%	28	6.3941	1.133438	1.90 to 1.99	0	0.00	0.00%	0	0.0000	0.000000
Totals	47	776,701,100.53	100.00%	28	7.2620	1.470512	2.00 or more	4	63,064,275.52	8.12%	28	7.4867	2.290968
							Totals	47	776,701,100.53	100.00%	28	7.2620	1.470512
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.													Page 8 of 27

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³

	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹

Defeased	4	155,000,000.00	19.96%	28	7.0395	NAP
							Defeased	4	155,000,000.00	19.96%	28	7.0395	NAP
Arkansas	6	11,981,000.00	1.54%	28	7.4140	1.880000
							Industrial	9	96,604,492.01	12.44%	27	7.2596	1.746362
California	7	115,767,065.54	14.90%	28	7.5637	1.627900
							Lodging	3	40,244,275.52	5.18%	29	8.4196	1.535116
Colorado	2	3,792,000.00	0.49%	28	7.0300	1.210000
							Mixed Use	3	9,265,000.00	1.19%	27	7.6150	0.669892
Connecticut	1	65,000,000.00	8.37%	27	7.7950	1.440000
							Mobile Home Park	1	3,450,000.00	0.44%	27	7.3910	1.610000
Florida	1	8,000,000.00	1.03%	27	8.5400	2.070000
							Multi-Family	16	132,575,000.00	17.07%	28	5.8000	1.111946
Georgia	2	36,044,275.52	4.64%	29	8.4039	1.515903
							Office	9	201,122,333.00	25.89%	27	7.7684	1.501292
Illinois	1	10,975,000.00	1.41%	26	6.7500	0.710000
							Retail	4	118,440,000.00	15.25%	27	7.9458	1.404313
Indiana	1	3,450,000.00	0.44%	27	7.3910	1.610000
							Self Storage	13	20,000,000.00	2.57%	28	7.0300	1.210000
Maryland	3	10,822,832.35	1.39%	29	6.5408	1.798663
							Totals	62	776,701,100.53	100.00%	28	7.2620	1.470512
Massachusetts	1	2,036,941.18	0.26%	28	7.0300	1.210000

Missouri	4	11,669,000.00	1.50%	28	7.4140	1.880000

Nevada	2	18,467,300.00	2.38%	28	7.2889	1.368480

New Jersey	7	81,149,000.00	10.45%	27	7.7212	1.701158

New York	9	100,348,333.00	12.92%	27	7.6753	1.263109

North Carolina	1	15,000,000.00	1.93%	24	7.3875	1.460000

Pennsylvania	1	75,000,000.00	9.66%	28	4.6761	0.780000

Texas	7	8,598,352.94	1.11%	28	7.0300	1.210000

Virginia	1	17,500,000.00	2.25%	26	8.3030	1.640000

Washington	1	26,100,000.00	3.36%	29	8.0600	1.340000

Totals	62	776,701,100.53	100.00%	28	7.2620	1.470512

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 9 of 27

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	8	155,000,000.00	19.96%	28	7.0395	NAP	Defeased	8	155,000,000.00	19.96%	28	7.0395	NAP
	4.99999 or less	2	79,800,000.00	10.27%	28	4.6869	0.818496	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	5.00000 to 5.99999	1	10,000,000.00	1.29%	22	5.8400	1.600000	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	6.00000 to 6.49999	2	38,656,250.00	4.98%	29	6.2874	2.304666	25 months to 36 months	36	593,701,100.53	76.44%	28	7.3179	1.423416
	6.50000 to 6.99999	1	10,975,000.00	1.41%	26	6.7500	0.710000	37 months to 48 months	3	28,000,000.00	3.60%	22	7.3070	1.426429
	7.00000 to 7.49999	10	99,621,575.01	12.83%	27	7.3007	1.410952	49 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	7.50000 to 7.99999	12	205,214,000.00	26.42%	28	7.8862	1.512825	Totals	47	776,701,100.53	100.00%	28	7.2620	1.470512
	8.00000 or higher	11	177,434,275.52	22.84%	28	8.1948	1.441725
	Totals	47	776,701,100.53	100.00%	28	7.2620	1.470512
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 10 of 27

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	8	155,000,000.00	19.96%	28	7.0395	NAP	Defeased	8	155,000,000.00	19.96%	28	7.0395	NAP
	53 or higher	0	0.00	0.00%	0	0.0000	0.000000	Interest Only	37	609,368,583.00	78.46%	28	7.3120	1.417562
	Totals	47	776,701,100.53	100.00%	28	7.2620	1.470512	296 months or less	1	4,544,275.52	0.59%	26	8.5000	2.250000
								297 months or greater	1	7,788,242.01	1.00%	27	7.0500	1.410000
								Totals	47	776,701,100.53	100.00%	28	7.2620	1.470512
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 27

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	Defeased	8	155,000,000.00	19.96%	28	7.0395	NAP			No outstanding loans in this group
Underwriter's Information		4	23,450,000.00	3.02%	27	7.9657	1.373561
	12 months or less	31	551,681,825.01	71.03%	28	7.2374	1.418602
	13 months to 24 months	4	46,569,275.52	6.00%	27	7.9384	1.507354
	25 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	47	776,701,100.53	100.00%	28	7.2620	1.470512
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.												Page 12 of 27

						Mortgage Loan Detail (Part 1)

						Interest						Original	Adjusted	Beginning	Ending	Paid
			Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Loan Group Type		City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
1-A-1	10249338	1	MF	Philadelphia	PA	Actual/360	4.676%	302,000.71	0.00	0.00	N/A	10/08/28	--	75,000,000.00	75,000,000.00	06/08/26
2-A-1	10249343	1	RT	West Hartford	CT	Actual/360	7.795%	268,494.44	0.00	0.00	N/A	09/06/28	--	40,000,000.00	40,000,000.00	06/06/26
2-A-3	10249347	1				Actual/360	7.795%	134,247.22	0.00	0.00	N/A	09/06/28	--	20,000,000.00	20,000,000.00	06/06/26
2-A-7	10249351	1				Actual/360	7.795%	33,561.81	0.00	0.00	N/A	09/06/28	--	5,000,000.00	5,000,000.00	06/06/26
3	10249352	1	RT	Papillion	NE	Actual/360	6.400%	344,444.44	0.00	0.00	N/A	10/06/28	--	62,500,000.00	62,500,000.00	06/06/26
4-A-1	10249353	1	MU	Collegeville	PA	Actual/360	7.290%	125,550.00	0.00	0.00	N/A	09/06/28	--	20,000,000.00	20,000,000.00	06/06/26
4-A-2	10249354	1				Actual/360	7.290%	125,550.00	0.00	0.00	N/A	09/06/28	--	20,000,000.00	20,000,000.00	06/06/26
4-A-4	10249356	1				Actual/360	7.290%	62,775.00	0.00	0.00	N/A	09/06/28	--	10,000,000.00	10,000,000.00	06/06/26
4-A-6	10249358	1				Actual/360	7.290%	31,387.50	0.00	0.00	N/A	09/06/28	--	5,000,000.00	5,000,000.00	06/06/26
4-A-8	10249360	1				Actual/360	7.290%	31,387.50	0.00	0.00	N/A	09/06/28	--	5,000,000.00	5,000,000.00	06/06/26
4-A-12	10249364	1				Actual/360	7.290%	15,693.75	0.00	0.00	N/A	09/06/28	--	2,500,000.00	2,500,000.00	06/06/26
5	10249365	1	OF	New York	NY	Actual/360	7.960%	198,778.89	0.00	0.00	N/A	10/01/28	--	29,000,000.00	29,000,000.00	06/01/26
5-A-4	10249369	1				Actual/360	7.960%	137,088.89	0.00	0.00	N/A	10/01/28	--	20,000,000.00	20,000,000.00	06/01/26
5-A-6-1	10249371	1				Actual/360	7.960%	61,690.00	0.00	0.00	N/A	10/01/28	--	9,000,000.00	9,000,000.00	06/01/26
6-A-1	10249374	1	OF	Oakland	CA	Actual/360	8.012%	310,472.75	0.00	0.00	N/A	11/06/28	--	45,000,000.00	45,000,000.00	06/06/26
7	10249376	1	LO	Atlanta	GA	Actual/360	8.390%	227,578.75	0.00	0.00	N/A	11/06/28	--	31,500,000.00	31,500,000.00	06/06/26
8	10249378	1	RT	Various	AZ	Actual/360	7.850%	202,791.67	0.00	0.00	N/A	10/06/28	--	30,000,000.00	30,000,000.00	06/06/26
9	10249379	1	OF	Red Bank	NJ	Actual/360	7.985%	206,279.17	0.00	0.00	N/A	10/06/28	--	30,000,000.00	30,000,000.00	06/06/26
10	10249384	1	RT	Lacey	WA	Actual/360	8.060%	181,148.50	0.00	0.00	N/A	11/06/28	--	26,100,000.00	26,100,000.00	06/06/26
11	10249385	1	MF	Various	Various	Actual/360	7.414%	150,988.17	0.00	0.00	N/A	10/06/28	--	23,650,000.00	23,650,000.00	06/06/26
12	10249386	1	IN	Keyport	NJ	Actual/360	7.840%	141,773.33	0.00	0.00	N/A	10/06/28	--	21,000,000.00	21,000,000.00	06/06/26
13	10249387	1	IN	Los Angeles	CA	Actual/360	6.123%	108,196.94	0.00	0.00	N/A	11/06/28	--	20,520,000.00	20,520,000.00	06/06/26
14	10249388	1	SS	Various	Various	Actual/360	7.030%	121,072.22	0.00	0.00	N/A	10/06/28	--	20,000,000.00	20,000,000.00	06/06/26
15-A-3-4	10249389	1	OF	New York	NY	Actual/360	7.440%	48,050.00	0.00	0.00	N/A	07/06/28	--	7,500,000.00	7,500,000.00	06/06/26
15-A-3-7	10249390	1				Actual/360	7.440%	36,304.45	0.00	0.00	N/A	07/06/28	--	5,666,667.00	5,666,667.00	06/06/26
15-A-3-8	10249391	1				Actual/360	7.440%	36,304.44	0.00	0.00	N/A	07/06/28	--	5,666,666.00	5,666,666.00	06/06/26
16	10249392	1	IN	Various	Various	Actual/360	6.473%	101,094.08	0.00	0.00	N/A	11/06/28	--	18,136,250.00	18,136,250.00	06/06/26
17-A-3	10247711	1	IN	Riverside	CA	Actual/360	8.122%	90,921.28	0.00	0.00	N/A	04/01/28	--	13,000,000.00	13,000,000.00	06/01/26

© 2021 Computershare. All rights reserved. Confidential.															Page 13 of 27

						Mortgage Loan Detail (Part 1)

						Interest						Original	Adjusted	Beginning	Ending	Paid
			Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Loan Group Type		City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
17-A-4	10247712	1				Actual/360	8.122%	34,969.72	0.00	0.00	N/A	04/01/28	--	5,000,000.00	5,000,000.00	06/01/26
18-A-7-2	10249393	1	RT	Richmond	VA	Actual/360	8.303%	125,121.60	0.00	0.00	N/A	08/01/28	--	17,500,000.00	17,500,000.00	06/01/26
19	10249394	1	OF	El Segundo	CA	Actual/360	7.832%	103,186.60	0.00	0.00	N/A	11/06/28	--	15,300,000.00	15,300,000.00	06/06/26
20-A-4	10249395	1	OF	Charlotte	NC	Actual/360	7.388%	95,421.88	0.00	0.00	N/A	06/06/28	--	15,000,000.00	15,000,000.00	06/06/26
21	10249396	1	Various Various		Various	Actual/360	8.290%	91,017.29	0.00	0.00	N/A	10/06/28	--	12,750,000.00	12,750,000.00	06/06/26
22	10249397	1	MF	Chicago	IL	Actual/360	6.750%	63,792.19	0.00	0.00	N/A	08/06/28	--	10,975,000.00	10,975,000.00	04/06/26
23-A-9	10249398	1	OF	Jersey City	NJ	Actual/360	5.840%	50,288.89	0.00	0.00	N/A	04/06/28	--	10,000,000.00	10,000,000.00	06/06/26
24	10249399	1	RT	Las Vegas	NV	Actual/360	8.004%	67,820.56	0.00	0.00	N/A	10/06/28	--	9,840,000.00	9,840,000.00	05/06/26
25	10248342	1	OF	Jersey City	NJ	Actual/360	7.950%	61,537.20	0.00	0.00	N/A	09/06/28	--	8,989,000.00	8,989,000.00	06/06/26
26	10249400	1	MF	Kissimmee	FL	Actual/360	8.540%	58,831.11	0.00	0.00	N/A	09/06/28	--	8,000,000.00	8,000,000.00	06/06/26
27	10249401	1	IN	Inglewood	CA	Actual/360	7.050%	47,318.60	6,174.51	0.00	N/A	09/06/28	--	7,794,416.52	7,788,242.01	06/06/26
28	10249402	1	MU	Ridgewood	NY	Actual/360	7.330%	35,662.49	0.00	0.00	N/A	09/06/28	--	5,650,000.00	5,650,000.00	05/06/26
29	10249403	1	MF	Bronx	NY	Actual/360	7.355%	33,250.73	0.00	0.00	N/A	10/06/28	--	5,250,000.00	5,250,000.00	06/06/26
30	10249404	1	MF	Ceres	CA	Actual/360	7.870%	33,207.03	0.00	0.00	N/A	09/01/28	--	4,900,000.00	4,900,000.00	06/01/26
31	10249405	1	MF	Bronx	NY	Actual/360	4.855%	20,067.33	0.00	0.00	N/A	08/06/28	--	4,800,000.00	4,800,000.00	06/06/26
32	10249406	1	LO	Douglas	GA	Actual/360	8.500%	33,294.88	4,550.79	0.00	N/A	08/06/28	--	4,548,826.31	4,544,275.52	06/06/26
33	10249407	1	LO	Brooklyn	NY	Actual/360	8.555%	30,940.58	0.00	0.00	N/A	11/06/28	--	4,200,000.00	4,200,000.00	06/06/26
34	10249408	1	MH	La Porte	IN	Actual/360	7.391%	21,957.43	0.00	0.00	N/A	09/06/28	--	3,450,000.00	3,450,000.00	06/06/26
35	10249409	1	MU	Brooklyn	NY	Actual/360	7.880%	13,740.75	0.00	0.00	N/A	09/06/28	--	2,025,000.00	2,025,000.00	01/06/25
Totals								4,857,052.76	10,725.30	0.00				776,711,825.83	776,701,100.53
1 Property Type Codes
HC - Health Care		MU - Mixed Use		WH - Warehouse		MF - Multi-Family
SS - Self Storage		LO - Lodging		RT - Retail		SF - Single Family Rental
98 - Other		IN - Industrial		OF - Office		MH - Mobile Home Park
SE - Securities		CH - Cooperative Housing ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.															Page 14 of 27

					Mortgage Loan Detail (Part 2)

				Most Recent Most Recent Appraisal							Cumulative	Current
		Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Loan Group	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1-A-1	1	15,906,285.97	15,596,428.84	01/01/25	12/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
2-A-1	1	29,905,925.07	28,875,365.08	01/01/25	12/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
2-A-3	1	0.00	29,905,925.07	01/01/24	12/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
2-A-7	1	29,905,925.07	28,875,365.08	01/01/25	12/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
3	1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
4-A-1	1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
4-A-2	1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
4-A-4	1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
4-A-6	1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
4-A-8	1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
4-A-12	1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
5	1	11,413,327.81	11,249,228.69	01/01/25	12/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
5-A-4	1	0.00	6,598,560.61	01/01/24	12/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
5-A-6-1	1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
6-A-1	1	14,206,666.45	10,348,864.68	01/01/25	12/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
7	1	5,200,770.89	5,520,331.73	04/01/25	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
8	1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
9	1	6,150,897.19	9,430,897.74	01/01/25	12/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
10	1	2,852,876.06	3,051,141.32	01/01/25	12/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
11	1	3,199,077.93	3,466,465.56	01/01/25	12/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
12	1	2,292,730.30	2,528,332.01	01/01/25	12/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
13	1	3,415,002.25	3,517,125.32	01/01/25	12/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
14	1	7,061,236.00	7,420,787.00	01/01/25	12/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
15-A-3-4	1	29,170,830.33	30,496,753.79	01/01/25	12/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
15-A-3-7	1	29,170,830.33	30,496,753.79	01/01/25	12/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
15-A-3-8	1	29,170,830.33	30,496,753.79	01/01/25	12/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
16	1	2,317,473.38	2,366,939.63	01/01/25	12/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
17-A-3	1	8,257,025.25	7,869,419.93	01/01/25	12/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00

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					Mortgage Loan Detail (Part 2)

				Most Recent Most Recent Appraisal							Cumulative	Current
		Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Loan Group	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
17-A-4	1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
18-A-7-2	1	26,629,293.00	26,309,398.00	01/01/25	12/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
19	1	1,732,108.29	1,794,079.90	01/01/25	12/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
20-A-4	1	9,102,774.00	10,472,145.81	01/01/25	12/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
21	1	1,394,112.70	1,357,865.36	01/01/25	12/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
22	1	528,841.07	538,876.96	04/01/25	03/31/26	--	0.00	0.00	63,638.90	125,480.08	0.00	0.00
23-A-9	1	23,607,529.00	23,010,012.46	01/01/25	12/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
24	1	376,602.70	384,718.63	01/01/25	06/30/25	--	0.00	0.00	67,799.38	67,799.38	0.00	0.00
25	1	1,287,204.64	1,288,926.65	01/01/25	12/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
26	1	1,344,101.98	1,519,124.55	01/01/25	12/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
27	1	890,350.62	946,735.95	01/01/25	12/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
28	1	397,490.20	140,717.73	01/01/25	06/30/25	--	0.00	0.00	35,650.33	35,650.33	0.00	0.00
29	1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
30	1	573,071.67	535,461.01	01/01/25	12/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
31	1	0.00	340,336.21	01/01/25	12/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
32	1	0.00	1,161,345.21	01/01/24	12/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
33	1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
34	1	358,860.17	422,654.50	01/01/25	12/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
35	1	0.00	103,480.02	01/01/24	06/30/24	10/14/25	0.00	0.00	13,712.47	228,639.80	34,028.26	0.00
Totals		297,820,050.65	338,437,318.61				0.00	0.00	180,801.08	457,569.59	34,028.26	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 16 of 27

Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

© 2021 Computershare. All rights reserved. Confidential.					Page 17 of 27

								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
06/17/26	1	10,975,000.00	0	0.00	1	2,025,000.00	1	2,025,000.00	0	0.00	0	0.00	0	0.00	0	0.00	7.261952%	7.244259%	28
05/15/26	1	10,975,000.00	0	0.00	1	2,025,000.00	1	2,025,000.00	0	0.00	0	0.00	0	0.00	0	0.00	7.261958%	7.244265%	29
04/17/26	1	10,975,000.00	1	5,250,000.00	1	2,025,000.00	1	2,025,000.00	0	0.00	0	0.00	0	0.00	0	0.00	7.261964%	7.244272%	30
03/17/26	2	16,225,000.00	0	0.00	1	2,025,000.00	1	2,025,000.00	0	0.00	0	0.00	0	0.00	0	0.00	7.261970%	7.243891%	31
02/18/26	1	10,975,000.00	0	0.00	1	2,025,000.00	1	2,025,000.00	0	0.00	0	0.00	0	0.00	0	0.00	7.261979%	7.243900%	32
01/16/26	1	10,975,000.00	0	0.00	1	2,025,000.00	1	2,025,000.00	0	0.00	0	0.00	0	0.00	0	0.00	7.261985%	7.243906%	33
12/17/25	1	10,975,000.00	0	0.00	1	2,025,000.00	1	2,025,000.00	0	0.00	0	0.00	0	0.00	0	0.00	7.261990%	7.243911%	34
11/18/25	1	10,975,000.00	0	0.00	1	2,025,000.00	1	2,025,000.00	0	0.00	0	0.00	0	0.00	0	0.00	7.261996%	7.243918%	35
10/20/25	1	10,975,000.00	0	0.00	1	2,025,000.00	1	2,025,000.00	0	0.00	0	0.00	0	0.00	0	0.00	7.262002%	7.243923%	36
09/17/25	1	10,975,000.00	0	0.00	1	2,025,000.00	1	2,025,000.00	0	0.00	0	0.00	0	0.00	0	0.00	7.262008%	7.243930%	37
08/15/25	1	10,975,000.00	0	0.00	1	2,025,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	7.262013%	7.243935%	38
07/17/25	1	10,975,000.00	0	0.00	1	2,025,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	7.262018%	7.243940%	39
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

© 2021 Computershare. All rights reserved. Confidential.																		Page 18 of 27

Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
22	10249397	04/06/26	1	1	63,638.90	125,480.08	9,953.50	10,975,000.00
24	10249399	05/06/26	0	B	67,799.38	67,799.38	4,894.00	9,840,000.00
28	10249402	05/06/26	0	B	35,650.33	35,650.33	2,613.36	5,650,000.00	05/14/26	98
35	10249409	01/06/25	16	6	13,712.47	228,639.80	136,864.56	2,025,000.00	04/08/25	2		09/10/25
Totals					180,801.08	457,569.59	154,325.42	28,490,000.00
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

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				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		0	0	0		0
0 - 6 Months		0	0	0		0
7 - 12 Months		0	0	0		0
13 - 24 Months		43,000,000	43,000,000	0		0
25 - 36 Months		733,701,101	720,701,101	10,975,000		2,025,000
37 - 48 Months		0	0	0		0
49 - 60 Months		0	0	0		0
> 60 Months		0	0	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Jun-26	776,701,101	763,701,101	10,975,000	0	0	2,025,000
May-26	776,711,826	763,711,826	10,975,000	0	0	2,025,000
Apr-26	776,725,067	758,475,067	10,975,000	5,250,000	0	2,025,000
Mar-26	776,735,635	758,485,635	16,225,000	0	0	2,025,000
Feb-26	776,753,911	763,753,911	10,975,000	0	0	2,025,000
Jan-26	776,764,290	763,764,290	10,975,000	0	0	2,025,000
Dec-25	776,774,601	763,774,601	10,975,000	0	0	2,025,000
Nov-25	776,787,444	763,787,444	10,975,000	0	0	2,025,000
Oct-25	776,797,604	763,797,604	10,975,000	0	0	2,025,000
Sep-25	776,810,301	763,810,301	10,975,000	0	0	2,025,000
Aug-25	776,820,310	763,820,310	10,975,000	0	2,025,000	0
Jul-25	776,830,255	763,830,255	10,975,000	0	2,025,000	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

© 2021 Computershare. All rights reserved. Confidential.							Page 20 of 27

			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
28	10249402	5,650,000.00	5,650,000.00	7,600,000.00	08/07/23	138,268.73	0.30000	06/30/25	09/06/28	I/O
35	10249409	2,025,000.00	2,025,000.00	2,500,000.00	06/19/25	102,877.02	1.27000	06/30/24	09/06/28	I/O
Totals		7,675,000.00	7,675,000.00	10,100,000.00		241,145.75

© 2021 Computershare. All rights reserved. Confidential.										Page 21 of 27

Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
28	10249402	MU	NY	05/14/26	98
"

6/11/2026 Loan transferred to special servicer on 5/14/2026 due to borrower request related to imminent default. Cash sweep due to DSCR has been triggered and special servicer is reviewing related remedies. Property is reported to be

100% occupied . Special servicer is reviewing servicing files related to this recent transfer.
"

35	10249409	MU	NY	04/08/25	2
"

6/11/2026 Loan transfer on 4/8/2025 due to monetary defaul. After substantial negotiation, Borrower has not responded to final reinstatement proposal and has remitted no payments. Foreclosure complaint filed 9/10/2025. Receiver appointed on 1/23/2 026. Specialservicer is pursuing noteholder?s rights and remedies.
"

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

© 2021 Computershare. All rights reserved. Confidential.								Page 22 of 27

Modified Loan Detail

		Pre-Modification		Post-Modification			Modification	Modification
					Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number				Code¹	Date	Date	Date
No modified loans this period
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance

Note: Please refer to Servicer Reports for modification comments.

© 2021 Computershare. All rights reserved. Confidential.								Page 23 of 27

Historical Liquidated Loan Detail
	Loan		Gross Sales					Current		Loss to Loan	Percent of
	Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹ Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
No liquidated loans this period
Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

© 2021 Computershare. All rights reserved. Confidential.											Page 24 of 27

Historical Bond / Collateral Loss Reconciliation Detail

		Certificate	Reimb of Prior
		Interest Paid	Realized Losses		Loss Covered by					Total Loss
		from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
No realized losses this period

© 2021 Computershare. All rights reserved. Confidential.										Page 25 of 27

			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
6-A-1	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	11.81	0.00	0.00	0.00
22	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	633.70	0.00	0.00	0.00
28	0.00	0.00	2,596.77	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
29	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	90.47	0.00	0.00	0.00
35	0.00	0.00	3,500.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Total	0.00	0.00	6,096.77	0.00	0.00	0.00	0.00	0.00	735.98	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		6,832.75

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Supplemental Notes
None

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